SCHEDULE OF LONG TERM DEBT OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Less: unamortized debt issuance costs	$ (3,613)	$ (5,170)
Total loans and borrowings	323,122	403,309
Less: current installments	(68,735)	(71,744)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	254,387	331,565
Secured Term Loan [Member]
Line of Credit Facility [Line Items]
Long-term debt obligations	322,500	387,000
Secured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long-term debt obligations		10,000
Working Capital Facilities [Member]
Line of Credit Facility [Line Items]
Long-term debt obligations	$ 4,235	$ 11,479